Shareholder Report, Holdings (Details) - C000068024	Jun. 30, 2024
Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	13.40%
Apple, Inc.None_037833100
Holdings [Line Items]
Percent of Total Investments	6.10%
Alphabet, Inc.NoneA_02079K305
Holdings [Line Items]
Percent of Total Investments	5.54%
Oracle Corp.None_68389X105
Holdings [Line Items]
Percent of Total Investments	5.22%
Alphabet, Inc.NoneC_02079K107
Holdings [Line Items]
Percent of Total Investments	5.10%
Thermo Fisher Scientific, Inc.None_883556102
Holdings [Line Items]
Percent of Total Investments	4.81%
Chubb, Ltd.None_H1467J104
Holdings [Line Items]
Percent of Total Investments	4.53%
JPMorgan Chase & Co.None_46625H100
Holdings [Line Items]
Percent of Total Investments	3.95%
Intercontinental Exchange, Inc.None_45866F104
Holdings [Line Items]
Percent of Total Investments	3.63%
Elevance Health, Inc.None_036752103
Holdings [Line Items]
Percent of Total Investments	3.46%
Information Technology
Holdings [Line Items]
Percent of Total Investments	28.70%
Financials
Holdings [Line Items]
Percent of Total Investments	23.20%
Communication Services
Holdings [Line Items]
Percent of Total Investments	15.20%
Health Care
Holdings [Line Items]
Percent of Total Investments	12.40%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.10%
Materials
Holdings [Line Items]
Percent of Total Investments	5.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.80%
Real Estate
Holdings [Line Items]
Percent of Total Investments	2.00%
Common Stock
Holdings [Line Items]
Percent of Total Investments	99.10%
Money Market Fund
Holdings [Line Items]
Percent of Total Investments	0.90%